UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:            Archon Capital Management LLC

Address:         1301 5th Ave, Suite 3008
                 Seattle, WA 98101-2662



13F File Number: 028-13742

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  Constantinos J. Christofilis
Title: Managing Member
Phone: (206) 436-3600


Signature, Place and Date of Signing:


/s/ Constantinos J. Christofilis    Seattle, WA          February 14, 2011
---------------------------------  ----------------    ----------------------
          [Signature]              [City, State]             [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  39

Form 13F Information Table Value Total: $169,203
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None


                                               FORM 13F INFORMATION TABLE
                                              Archon Capital Management LLC
                                                    December 31, 2010

COLUMN 1                      COLUMN  2  COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6     COLUMN 7     COLUMN 8

                              TITLE                   VALUE        SHRS OR  SH/PUT/    INVESTMENT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                OF CLASS   CUSIP       (X$1000)      PRN AMT  PRN/CALL   DISCRETION  MANAGERS  SOLE     SHARED  NONE
8X8 INC NEW                   COM       282914100      5,236     2,200,100    SH        Sole        None      2,200,100
ADOBE SYS INC                 COM       00724F101      5,233       170,000    SH        Sole        None        170,000
ADVANCED ENERGY INDS          COM       007973100      8,075       592,000    SH        Sole        None        592,000
AUDIOCODES LTD                ORD       M15342104        490        83,200    SH        Sole        None         83,200
BITSTREAM INC                 CL A      091736108        521        72,000    SH        Sole        None         72,000
CHINDEX INTERNATIONAL INC     COM       169467107        660        40,000    SH        Sole        None         40,000
COMPLETE PRODUCTION SERVICES  COM       20453E109        887        30,000    SH        Sole        None         30,000
COPART INC                    COM       217204106      2,121        56,800    SH        Sole        None         56,800
EMERITUS CORP                 COM       291005106      4,827       244,900    SH        Sole        None        244,900
ENCORE CAP GROUP INC          COM       292554102      2,727       116,300    SH        Sole        None        116,300
EQUINIX INC                   COM NEW   29444U502      8,045        99,000    SH        Sole        None         99,000
EXPRESS 1 EXPEDITED SOLUTION  COM       30217Q108      4,375     1,709,173    SH        Sole        None      1,709,173
EXTREME NETWORKS INC          COM       30226D106      2,197       711,100    SH        Sole        None        711,100
GREEN MTN COFFEE ROASTERS IN  COM       393122106      6,605       201,000    SH        Sole        None        201,000
HANGER ORTHOPEDIC GROUP INC   COM NEW   41043F208      3,244       153,100    SH        Sole        None        153,100
HELMERICH & PAYNE INC         COM       423452101     11,436       235,900    SH        Sole        None        235,900
ION GEOPHYSICAL CORP          COM       462044108         85        10,000    SH        Sole        None         10,000
JONES SODA CO                 COM       48023P106      2,001     1,681,700    SH        Sole        None      1,681,700
KNIGHT CAP GROUP INC          CL A COM  499005106      3,206       232,500    SH        Sole        None        232,500
MADDEN STEVEN LTD             COM       556269108      8,700       208,539    SH        Sole        None        208,539
MARCHEX INC                   CL B      56624R108     15,890     1,665,600    SH        Sole        None      1,665,600
NEWFIELD EXPL CO              COM       651290108      1,442        20,000    SH        Sole        None         20,000
ORION ENERGY SYSTEMS INC      COM       686275108      1,367       409,200    SH        Sole        None        409,200
PAN AMERICAN SILVER CORP      COM       697900108      3,091        75,000    SH        Sole        None         75,000
RIGHTNOW TECHNOLOGIES INC     COM       76657R106     11,994       506,700    SH        Sole        None        506,700
SAVVIS INC                    COM NEW   805423308      1,715        67,200    SH        Sole        None         67,200
SHOE CARNIVAL INC             COM       824889109      1,966        72,800    SH        Sole        None         72,800
SOLARWINDS INC                COM       83416B109      4,293       223,000    SH        Sole        None        223,000
SONUS NETWORKS INC            COM       835916107      5,963     2,233,500    SH        Sole        None      2,233,500
SOTHEBYS                      COM       835898107      2,925        65,000    SH        Sole        None         65,000
SPS COMM INC                  COM       78463M107      2,923       185,000    SH        Sole        None        185,000
STR HLDGS INC                 COM       78478V100      8,706       435,300    SH        Sole        None        435,300
TEMPUR PEDIC INTL INC         COM       88023U101      3,305        82,500    SH        Sole        None         82,500
TERREMARK WORLDWIDE INC       COM NEW   881448203        259        20,000    SH        Sole        None         20,000
TRADESTATION GROUP INC        COM       89267P105      2,396       354,900    SH        Sole        None        354,900
VALUEVISION MEDIA INC         CL A      92047K107     15,519     2,539,900    SH        Sole        None      2,539,900
WEBMEDIABRANDS INC            COM       94770W100        176       109,500    SH        Sole        None        109,500
WHITING PETE CORP NEW         COM       966387102      2,578        22,000    SH        Sole        None         22,000
WOLVERINE WORLD WIDE INC      COM       978097103      2,024        63,500    SH        Sole        None         63,500


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